Earnings / (Losses) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings / (Losses) per Share [Abstract]
Net income / (loss) - basic	$ 41,348	$ (18,356)	$ (11,698)
Interest effect of convertible notes	6,473	0	0
Net income / (loss) - diluted	$ 47,821	$ (18,356)	$ (11,698)
Weighted average common shares outstanding - basic (in shares)	153,321,907	33,436,278	958,297
Effect of Dilutive Securities [Abstract]
Dilutive effect of warrants (in shares)	5,410,086	0	0
Dilutive effect of non-vested shares (in shares)	1,695,220	0	0
Dilutive effect of convertible notes shares (in shares)	30,910,308	0	0
Effect of dilutive securities (in shares)	38,015,614	0	0
Weighted average common shares outstanding - diluted (in shares)	191,337,521	33,436,278	958,297
Net income / (loss) per common share - basic (in dollars per share)	$ 0.27	$ (0.55)	$ (12.21)
Net income / (loss) per common share - diluted (in dollars per share)	$ 0.25	$ (0.55)	$ (12.21)